Management Statement And Basis Of Presentation Of The Financial Statements	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Management Statement And Basis Of Presentation Of The Financial Statements
2.	MANAGEMENT STATEMENT AND BASIS FOR PRESENTATION OF THE FINANCIAL STATEMENTS

The consolidated financial statements have been prepared and are being presented in accordance with the International Financial Reporting Standards (“IFRS”), issued by the International Accounting Standards Board (“IASB”). The financial statements show all the relevant information specific to the financial statements, and only that, which are consistent with those used by Management.

The consolidated financial statements as of December 31, 2019 and for the two-year period then ended were recast to give retrospective effect to the changes in the Company’s reportable segments (note 25). The Company’s comparative historical consolidated information presented, for the statements of income, comprehensive income, changes in equity and, cash flows for the year ended December 31, 2019, do not include information from the subsidiary Avon Products Inc., since the acquisition was completed on January 3, 2020.

The financial statements were approved by the Board of Directors and authorized for issuance on the meeting held on April 19, 2021.

a) Basis of presentation of Company's consolidated financial statements

The  consolidated financial statements were prepared based on the historical cost, except for derivative financial instruments, financial investments and carbon credits recognized in other current and non-current assets that were measured at fair value and are expressed in thousands of Brazilian Reais (“R$”), rounded to the nearest thousand, as well as the disclosure of amounts in other currencies, when necessary, were also expressed in thousands. Items disclosed in other currencies are duly identified, whenever applicable.